Asset retirement obligations - Schedule of Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	$ 132,996	$ 129,109
Accretion during the year	5,915	4,869
Revisions to estimate	10,397	2,706
Settlements	(6,351)	(3,688)
Ending Balance	142,957	132,996
Less: Current liability portion	(7,886)	(5,071)
Non-current liability portion	135,071	127,925
Estimated undiscounted amount	261,847	252,617
Turkiye
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	85,274	76,357
Accretion during the year	3,906	2,963
Revisions to estimate	(778)	6,589
Settlements	(2,672)	(635)
Ending Balance	85,730	85,274
Less: Current liability portion	(1,900)	0
Non-current liability portion	83,830	85,274
Estimated undiscounted amount	138,300	157,040
Canada
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	11,807	15,308
Accretion during the year	316	355
Revisions to estimate	3,729	(3,856)
Settlements	0	0
Ending Balance	15,852	11,807
Less: Current liability portion	(1,759)	0
Non-current liability portion	14,093	11,807
Estimated undiscounted amount	27,951	27,740
Greece
Disclosure of Asset Retirement Obligations [line items]
Beginning Balance	35,915	37,444
Accretion during the year	1,693	1,551
Revisions to estimate	7,446	(27)
Settlements	(3,679)	(3,053)
Ending Balance	41,375	35,915
Less: Current liability portion	(4,227)	(5,071)
Non-current liability portion	37,148	30,844
Estimated undiscounted amount	$ 95,596	$ 67,837